Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related party [Abstract]
Compensation Expense and Transactions with Related Parties
Compensation expense for key management personnel was as follows:

	Years ended June 30,
	2019	2018
	$	$
Management compensation (1)	7,446	5,284
Directors’ fees (2)	349	210
Share-based compensation (3)	20,132	14,608
	27,927	20,102

(1)	As of June 30, 2019, $2.6 million is payable or accrued for key management compensation (June 30, 2018 - $1.1 million).

(2)	Includes meeting fees and committee chair fees.

(3)	Share-based compensation represent the fair value of options granted and vested to key management personnel and directors of the Company under the Company’s share-based compensation plans (Note 16).
The following is a summary of the significant transactions with related parties:

	Years ended June 30,		Balance receivable (payable) at June 30,
	2019	2018	2019	2018
	$	$	$	$
Consulting fees (1)	6,696	5,364	—	(24)
Marketing fees (2)	3,784	2,210	—	(1,976)
Accounts receivable from associates	—	—	—	1,554
Loan receivable from a joint arrangement (3)	—	—	—	3,444
	10,480	7,574	—	2,998

(1)	Operational and administrative service fees paid or accrued to a company having a former director in common with the Company, pursuant to an agreement with CanvasRx

(2)	Marketing fees paid to a company partially owned by a former officer of the Company

(3)	Business transactions carried out with associates and joint arrangements